Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 7,848.94
Total Fee Amount	7,848.94
Total Transaction Valuation	56,835,203.73
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A